Derivatives and Hedging Instruments - Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other (Expense) Income, Net [Member] | Foreign Exchange Derivative [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in the Condensed Consolidated Statement of Operations	$ (9)	$ (4)	$ (1)